FINANCE INCOME AND COSTS (Tables)	12 Months Ended
Mar. 31, 2022
Finance Income And Costs
SCHEDULE OF FINANCE COST

	Year ended March 31,
	2022 $	2021 $	2020 $
Finance Income
Interest income	-	-	48,125
Total finance income	-	-	48,125

Finance Expenses
Interest expense on lease liabilities	-	(1,122)	(1,158)
Total finance expenses	-	(1,123)	(1,158)